Financial and capital risk management (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Assets	$ 168	$ 271
Liabilities	135	36
Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Assets	277	815
Liabilities	240	131
Not Designated As Hedging Instruments [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets	260	763
Liabilities	234	99
Not Designated As Hedging Instruments [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets	17	52
Liabilities	5	30
Not Designated As Hedging Instruments [Member] | CDI & TJLP vs. US$ Fixed and Floating Rate Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets	13	109
Liabilities	70	30
Not Designated As Hedging Instruments [Member] | Ipca Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Liabilities	57	41
Not Designated As Hedging Instruments [Member] | Dollar Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets	230	650
Liabilities	100
Not Designated As Hedging Instruments [Member] | SOFR Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets	16	4
Liabilities		28
Not Designated As Hedging Instruments [Member] | Treasury Forwards [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets	1
Liabilities	7
Not Designated As Hedging Instruments [Member] | Bunker Oil Gasoil And Brent [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets	16	52
Liabilities		22
Not Designated As Hedging Instruments [Member] | Energy Transition Materials [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets	1
Liabilities	5	8
Not Designated As Hedging Instruments [Member] | Other Options [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities	$ 1	$ 2